Term Loans and Revolving Credit Facility (Tables)	9 Months Ended
Sep. 30, 2025
Term Loans and Revolving Credit Facility [Abstract]
Schedule of Term Loans and Revolving Credit Facilities

Term loans and revolving credit facilities are comprised of the following:

	September 30, 2025		December 31, 2024
	Interest Rate	Principal	Interest Rate	Principal
Term Loans:
Lingo Term Loan	—	$—	7.91%	$52,925
Nomura Term Loan	—	—	11.52%	122,538
BRPAC Term Loan	7.28%	68,000	7.42%	30,106
Oaktree Term Loan	12.20%	63,576	—	—
Subtotal		131,576		205,569
Less: Unamortized debt issuance costs and discount		(9,652)		(6,140)
Total Term Loans		$121,924		$199,429
	Weighted Average Interest Rate	Principal
	September 30, 2025	September 30, 2025	December 31, 2024
Revolver Loan:
Targus Revolver Loan	7.41%	$10,167	$16,329